Stockholders' Equity (Details) - USD ($)		1 Months Ended				12 Months Ended
		Aug. 31, 2019	Jan. 31, 2019	Nov. 30, 2018	Sep. 25, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2016
Stockholder's Equity (Textual)
Issuance of common shares, shares									371,092
Shares issued, price share					$ 4.25				$ 2.5
Issuance of cash proceeds amount						$ 11,000,000		$ 5,542,047	$ 827,730
Owners to acquire equity interest										100.00%
Initial public offering shares					1,523,750
Deducting underwriting discounts and commissions					5,542,047
Deposited into an escrow account	[1]					500,000	$ 500,000
Statutory reserve amount						$ 160,014	160,014
Description of equity interest						In accordance with the relevant laws and regulations of the PRC, the Company’s PRC subsidiaries are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital. The statutory reserve is not distributable in the form of cash dividends and can be used to make up cumulative prior year losses.
Total restricted net assets						$ 10,628,933	6,575,128
Xiumei Lan [Member]
Stockholder's Equity (Textual)
Issuance of cash proceeds amount								827,730
Remaining subscription receivable							100,000
Zhonghua Liu [Member]
Stockholder's Equity (Textual)
Issuance of cash proceeds amount								$ 827,730
Remaining subscription receivable							$ 100,000
Zuhua Zou [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares			2,000,000
Shares issued, price share			$ 0.5
Issuance of cash proceeds amount			$ 1,000,000
TDH Group BVBA [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares				156,130
Owners to acquire equity interest				100.00%
Tdh Japan [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares				936,782
Owners to acquire equity interest				100.00%
Easthill Capital Management LLC [Member]
Stockholder's Equity (Textual)
Issuance of cash proceeds amount						$ 2,490,000
Jishan Sun, Zou Ventures LLC [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares		8,300,000
Shares issued, price share		$ 0.3
Stock issued sale of shares		33,333,333
Aggregate purchase price		$ 10,000,000
Dandan Liu [Member]
Stockholder's Equity (Textual)
Issuance of common shares, shares						25,033,333
Issuance of cash proceeds amount						$ 3,270,000
Remaining subscription receivable						$ 4,240,000
Initial public offering shares						7,510,000

[1]	In connection with its initial public offering, the Company agreed to deposit $500,000 in a non-interest bearing escrow account to satisfy the potential indemnification obligation for two years following September 25, 2017. Under the request of the Company, the deposit was remained in the escrow account as of December 31, 2019. The Company received the deposit in full during the subsequent period.